4. ACQUISITIONS AND SALES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest income	$ 88,426	$ 27,348
Wallet Software
Interest income	$ 13,674	$ 27,348